Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit
Net defined benefit balance	€ 3,959	€ 4,295
Net pension assets	6,258	6,754
Net pension liabilities	(2,299)	(2,459)
United States, Pension
Net defined benefit
Net defined benefit balance	4,960	5,386
Net pension assets	5,217	5,658
Net pension liabilities	(257)	(272)
United States, OPEB
Net defined benefit
Net defined benefit balance	(796)	(978)
Net pension assets	0	0
Net pension liabilities	(796)	(978)
Other pensions
Net defined benefit
Net defined benefit balance	(205)	(113)
Net pension assets	1,041	1,096
Net pension liabilities	€ (1,246)	€ (1,209)